Net Loss per Share - Schedule of Basic and Diluted Net Loss per Share (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (4,845)	$ (13,381)	$ (10,454)	$ (8,682)	$ (18,226)	$ (19,136)	$ (39,503)	$ (57,487)
Net loss applicable to common shareholders	$ (4,845)		$ (10,454)		$ (18,226)	$ (19,136)	$ (39,503)	$ (50,790)
Denominator:
Weighted Average Number of Shares Outstanding, Basic	10,847,734		10,195,608		10,800,473	10,194,474	10,283,172	2,354,143
Weighted Average Number of Shares Outstanding, Diluted	10,847,734		10,195,608		10,800,473	10,194,474	10,283,172	2,354,143
Net loss per share, basic	$ (0.45)		$ (1.03)		$ (1.69)	$ (1.88)	$ (3.84)	$ (21.57)
Net loss per share, diluted	$ (0.45)		$ (1.03)		$ (1.69)	$ (1.88)	$ (3.84)	$ (21.57)
Class B Preferred Units [Member]
Numerator:
Gain on extinguishment of Ordinary Class B preferred units							$ 0	$ 6,697